Fair value measurement - Level 3 financial instruments (Details) - At fair value - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Reconciliation of movements in level 3 net financial instruments measured at fair value
Financial instruments at beginning of period	$ 377,324
Financial instruments at end of period	352,681	$ 377,324
Loans
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	3,587
Assets at end of period	3,606	3,587
Equity securities and holdings in collective investment schemes
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	247,281
Assets at end of period	234,698	247,281
Debt securities
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	134,570
Assets at end of period	121,462	134,570
Other investments (including derivative assets)
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	3,047
Assets at end of period	4,028	3,047
Derivative liabilities
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period	(392)
Liabilities at end of period	(467)	(392)
Net asset value attributable to unit holders of consolidated investment funds
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period	(5,998)
Liabilities at end of period	(5,967)	(5,998)
Other financial liabilities
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period	(3,760)
Liabilities at end of period	(3,743)	(3,760)
Level 3
Reconciliation of movements in level 3 net financial instruments measured at fair value
Financial instruments at beginning of period	1,408	6,752
Demerger of UK and Europe operations		(6,206)
Total gains (losses) in income statement	(57)	537
Total gains/(losses) recorded in other comprehensive income	(4)	(14)
Purchases and other additions	269	336
Sales	(137)	(201)
Issues	(1)	132
Settlements	8	72
Transfers into level 3	53
Financial instruments at end of period	1,539	1,408
Net unrealised gains (losses) on financial instruments held at the end of the year	(103)	19
Level 3 | Loans
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	3,587	6,054
Demerger of UK and Europe operations		(2,509)
Total gains (losses) in income statement	120	1
Issues	52	275
Settlements	(153)	(234)
Assets at end of period	3,606	3,587
Level 3 | Equity securities and holdings in collective investment schemes
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	276	656
Demerger of UK and Europe operations		(440)
Total gains (losses) in income statement	(44)	(11)
Total gains/(losses) recorded in other comprehensive income	(4)	3
Purchases and other additions	348	69
Sales	(102)	(1)
Assets at end of period	474	276
Net unrealised gains (losses) on financial instruments held at the end of the year	(72)	(11)
Level 3 | Debt securities
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	6	1,505
Demerger of UK and Europe operations		(1,498)
Total gains (losses) in income statement	(6)	6
Purchases and other additions	20
Sales	(2)	(7)
Transfers into level 3	53
Assets at end of period	71	6
Net unrealised gains (losses) on financial instruments held at the end of the year	(5)
Level 3 | Other investments (including derivative assets)
Reconciliation of movements in level 3 assets measured at fair value
Assets at beginning of period	1,301	6,714
Demerger of UK and Europe operations		(5,513)
Total gains (losses) in income statement	(170)	30
Total gains/(losses) recorded in other comprehensive income		(6)
Purchases and other additions	484	269
Sales	(46)	(193)
Assets at end of period	1,569	1,301
Net unrealised gains (losses) on financial instruments held at the end of the year	(157)	34
Level 3 | Derivative liabilities
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period		(539)
Total gains (losses) recorded in income statement		539
Level 3 | Borrowings attributable to with-profits businesses
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period		(2,045)
Demerger of UK and Europe operations		2,045
Level 3 | Net asset value attributable to unit holders of consolidated investment funds
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period	(2)	(1,258)
Demerger of UK and Europe operations		1,258
Total gains (losses) recorded in income statement	134
Purchases and other additions	(583)	(2)
Sales	13
Liabilities at end of period	(438)	(2)
Net unrealised gains (losses) on financial instruments held at the end of the year	132
Level 3 | Other financial liabilities
Reconciliation of movements in level 3 liabilities measured at fair value
Liabilities at beginning of period	(3,760)	(4,335)
Demerger of UK and Europe operations		451
Total gains (losses) recorded in income statement	(91)	(28)
Total gains/(losses) recorded in other comprehensive income		(11)
Issues	(53)	(143)
Settlements	161	306
Liabilities at end of period	(3,743)	(3,760)
Net unrealised gains (losses) on financial instruments held at the end of the year	$ (1)	$ (4)